Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified			1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011 Non-Cumulative Perpetual Series B, Preferred Shares	Feb. 28, 2013 Equity Method Investments Charter Holding Corporation	Feb. 15, 2013 Equity Method Investments Charter Holding Corporation	Mar. 31, 2013 Issuance of Equity Non-Cumulative Perpetual Series B, Preferred Shares
Subsequent Event [Line Items]
Total Purchase Price of common stock, in cash or its equivalent				$ 6.2
Ownership percentage on shares of common stock outstanding	50.00%	50.00%			50.00%
Issuance of stock			20,000			3,000